Summary of significant accounting policies - Nuclear decommissioning funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nuclear decommissioning funds
Additional contribution to external trust funds	$ 4,619,000	$ 2,643,000
Additional amount collected for nuclear decommissioning	$ 10,000,000	$ 8,350,000
Percentage of decommissioning fund classified as equity	71.00%	69.00%
Percentage of decommissioning funds classified as fixed income securities	29.00%	31.00%
External and Internal Trust Funds:
Purchases	$ 535,027,000	$ 204,500,000	$ 675,153,000
Fair Value	$ 641,239,000	540,716,000
Average annualized rate of return over the past ten years	6.20%
Average annualized rate of return since inception	6.00%
External Trust Funds
External and Internal Trust Funds:
Cost		422,013,000	427,476,000
Purchases	$ 535,027,000	204,500,000
Net Proceeds	(512,950,000)	(209,963,000)
Unrealized Gain(Loss)	197,149,000	118,703,000
Fair Value	641,239,000	540,716,000
Net realized gains or losses, interest income and dividends, contributions and fees	22,078,000	5,463,000
Internal Funds
External and Internal Trust Funds:
Cost		122,154,000	115,770,000
Purchases	59,630,000	76,207,000
Net Proceeds	(46,086,000)	(69,823,000)
Unrealized Gain(Loss)	38,192,000	16,254,000
Fair Value	173,890,000	138,408,000
Net realized gains or losses, interest income and dividends, contributions and fees	13,542,000	6,384,000
Equity | External Trust Funds
External and Internal Trust Funds:
Cost		228,936,000	223,336,000
Purchases	29,307,000	9,255,000
Net Proceeds	(9,180,000)	(3,655,000)
Unrealized Gain(Loss)	201,900,000	131,572,000
Fair Value	450,963,000	360,508,000
Equity | Internal Funds
External and Internal Trust Funds:
Cost		79,122,000	68,914,000
Purchases	0	0
Net Proceeds	7,256,000	10,005,000
Unrealized Gain(Loss)	39,134,000	18,995,000
Fair Value	125,512,000	97,914,000
Debt | External Trust Funds
External and Internal Trust Funds:
Cost		192,986,000	204,935,000
Purchases	485,705,000	191,958,000
Net Proceeds	(482,935,000)	(203,907,000)
Unrealized Gain(Loss)	(4,751,000)	(12,869,000)
Fair Value	191,005,000	180,117,000
Debt | Internal Funds
External and Internal Trust Funds:
Cost		43,032,000	46,856,000
Purchases	59,630,000	76,207,000
Net Proceeds	(53,342,000)	(79,828,000)
Unrealized Gain(Loss)	(942,000)	(2,741,000)
Fair Value	48,378,000	40,494,000
Other | External Trust Funds
External and Internal Trust Funds:
Cost		91,000	$ (795,000)
Purchases	20,015,000	3,287,000
Net Proceeds	(20,835,000)	(2,401,000)
Unrealized Gain(Loss)	0	0
Fair Value	$ (729,000)	$ 91,000